RESTRICTED NET ASSET	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSET [Text Block]

NOTE 18 – RESTRICTED NET ASSET

As all of the Company’s business operations are now conducted through its PRC subsidiary and VIE, the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from its PRC subsidiary and VIE. Relevant PRC statutory laws and regulations permit payments of dividends by its PRC subsidiary and VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiary and VIE included in the Company’s consolidated net assets are also nondistributable for dividend purposes.

In accordance with the PRC regulations on Enterprises with Foreign Investment, a wholly foreign owned enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A wholly foreign owned enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Kalington Consulting is subject to the above mandated restrictions on distributable profits. Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide for a discretionary surplus reserve, at the discretion of the board of directors. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Longhai is subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations, the Company’s PRC subsidiary and VIE are restricted in their ability to transfer a portion of their net assets to the Company. As of December 31, 2011, net assets restricted in the aggregate, which includes paid-in capital and statutory reserve funds of the Company’s PRC subsidiary and VIE that are included in the Company’s consolidated net assets, was approximately $4.2 million.

The New PRC Enterprise Income Tax (“EIT”) Law, which was effected on January 1, 2008, also imposed a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous EIT law. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Holding companies in Hong Kong, for example, will be subject to a 5% rate. Kalington Consulting is invested by its immediate holding company in Hong Kong and will be entitled to the 5% preferential withholding tax rate upon distribution of the dividends to its immediate holding company.

The ability of the Company’s PRC subsidiaries to make dividends and other payments to the Company may also be restricted by changes in applicable foreign exchange and other laws and regulations.

Foreign currency exchange regulation in China is primarily governed by the following rules:

  Foreign Exchange Administration Rules (1996), as amended in August 2008, or the Exchange Rules;
  Administration Rules of the Settlement, Sale and Payment of Foreign Exchange (1996), or the Administration Rules.

Currently, under the Administration Rules, Renminbi is freely convertible for current account items, including the distribution of dividends, interest payments, trade and service related foreign exchange transactions, but not for capital account items, such as direct investments, loans, repatriation of investments and investments in securities outside of China, unless the prior approval of the State Administration of Foreign Exchange ( “SAFE”) is obtained and prior registration with SAFE is made. Foreign-invested enterprises like Kalington that need foreign exchange for the distribution of profits to its shareholders may effect payment from their foreign exchange accounts or purchase and pay foreign exchange rates at the designated foreign exchange banks to their foreign shareholders by producing board resolutions for such profit distribution. Based on their needs, foreign-invested enterprises are permitted to open foreign exchange settlement accounts for current account receipts and payments of foreign exchange along with specialized accounts for capital account receipts and payments of foreign exchange at certain designated foreign exchange banks.

Although the current exchange rules allow the convertibility of Chinese Renminbi into foreign currency for current account items, conversion of Chinese Renminbi into foreign exchange for capital items, such as foreign direct investment, loans or securities, requires the approval of SAFE, which is under the authority of the People’s Bank of China. These approvals, however, do not guarantee the availability of foreign currency conversion. The Company cannot be sure that it will be able to obtain all required conversion approvals for its operations or the Chinese regulatory authorities will not impose greater restrictions on the convertibility of Chinese Renminbi in the future. Currently, most of the Company’s retained earnings are generated in Renminbi. Any future restrictions on currency exchanges may limit the Company’s ability to use its retained earnings generated in Renminbi to make dividends or other payments in U.S. dollars or fund possible business activities outside China.

As of December 31, 2011, there were approximately $49 million retained earnings in the aggregate, which were generated by the Company’s PRC subsidiary and VIE in Renminbi included in the Company’s consolidated net assets, aside from the $1.5 million statutory reserve funds, that may be affected by increased restrictions on currency exchanges in the future and accordingly may further limit the Company’s PRC subsidiary’ and VIE’s ability to make dividends or other payments in U.S. dollars to the Company, in addition to the approximately $4.2 million restricted net assets discussed above.